UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21178

Name of Fund: BlackRock Insured Municipal Income Trust (BYM)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock Insured Municipal Income Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O.

Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2008

Date of reporting period: 09/01/2008 – 11/30/2008

Item 1 – Schedule of Investments

BlackRock Insured Municipal Income Trust
Schedule of Investments November 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
Alabama - 0.6%	Jefferson County, Alabama, Limited Obligation School Warrants,
	Series A, 4.75%, 1/01/25	$2,800	$1,821,204
Arizona - 0.8%	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue
	Bonds, 5%, 12/01/37	4,000	2,535,720
California - 35.9%	Arcadia, California, Unified School District, GO (Election of
	2006), CABS, Series A, 4.96%, 8/01/39 (a)(b)	2,000	257,160
	California Infrastructure and Economic Development Bank, First
	Lien Revenue Bonds (Bay Area Toll Bridges Retrofit), Series A, 5%,
	1/01/28 (c)(d)	10,100	10,223,826
	California State Department of Water Resources, Power Supply
	Revenue Bonds, Series A, 5.375%, 5/01/12 (d)	10,000	11,167,700
	Coast Community College District, California, GO, Refunding (Election of
	2002), Series C, 5.504%, 8/01/31 (a)(e)	7,450	5,197,046
	Coast Community College District, California, GO, Refunding (Election of
	2002), Series C, 5.39%, 8/01/36 (a)(b)	4,200	694,428
	Fresno, California, Unified School District, GO (Election of 2001),
	Series E, 5%, 8/01/30 (a)	1,100	1,020,261
	Golden State Tobacco Securitization Corporation of California, Tobacco
	Settlement Revenue Bonds, Series A-1, 6.625%, 6/01/13 (d)	6,500	7,436,520
	Golden State Tobacco Securitization Corporation of California,
	Tobacco Settlement Revenue Bonds, Series A-1, 6.75%,
	6/01/13 (d)	14,500	16,664,705
	Los Angeles, California, Municipal Improvement Corporation, Lease
	Revenue Bonds, Series B1, 4.75%, 8/01/37 (f)(g)	4,000	3,221,160
	Metropolitan Water District of Southern California, Waterworks
	Revenue Bonds, Series B-1, 5%, 10/01/33 (f)(g)	17,500	16,298,800
	Monterey Peninsula Community College District, California, GO,
	CABS, Series C, 5.15%, 8/01/31 (a)(b)	13,575	3,039,578
	Monterey Peninsula Community College District, California, GO,
	CABS, Series C, 5.16%, 8/01/32 (a)(b)	14,150	2,959,190
	Orange County, California, Sanitation District, COP, Series B, 5%,
	2/01/31 (a)	2,500	2,284,000
	Sacramento, California, Unified School District, GO (Election of
	2002), 5%, 7/01/30 (g)	2,700	2,504,736
	San Francisco, California, City and County Public Utilities
	Commission, Water Revenue Refunding Bonds, Series A, 5%,
	11/01/31 (a)	15,000	13,505,700

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the list below.

AMT	Alternative Minimum Tax (subject to)	IDA	Industrial Development Authority
CABS	Capital Appreciation Bonds	PCR	Pollution Control Revenue Bonds
COP	Certificates of Participation	VRDN	Variable Rate Demand Notes
GO	General Obligation Bonds

BlackRock Insured Municipal Income Trust
Schedule of Investments November 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
	San Joaquin Hills, California, Transportation Corridor Agency,
	Toll Road Revenue Refunding Bonds, Series A, 5.45%,
	1/15/31 (b)(g)	$53,000	$11,319,210
	San Jose, California, Unified School District, Santa Clara County,
	GO (Election of 2002), Series B, 5%, 8/01/29 (f)(g)	2,350	2,183,832
			109,977,852
District of Columbia -	District of Columbia Tobacco Settlement Financing Corporation, Asset-
2.5%	Backed Revenue Refunding Bonds, 6.75%, 5/15/40	9,500	7,558,200
Florida - 12.5%	Broward County, Florida, School Board, COP, Series A, 5.25%,
	7/01/33 (a)	2,000	1,820,240
	Duval County, Florida, School Board, COP (Master Lease
	Program), 5%, 7/01/33 (a)	2,800	2,458,512
	Florida Housing Finance Corporation, Homeowner Mortgage Revenue
	Bonds, Series 3, 5.45%, 7/01/33 (h)(i)(j)	5,000	4,512,150
	Florida State Department of Environmental Protection,
	Preservation Revenue Bonds, Series B, 5%, 7/01/27 (g)	7,500	6,854,325
	Jacksonville, Florida, Health Facilities Authority, Hospital Revenue Bonds
	(Baptist Medical Center Project), 5%, 8/15/37 (a)	1,900	1,629,630
	Miami-Dade County, Florida, Aviation Revenue Bonds (Miami
	International Airport), Series B, 5%, 10/01/37 (f)(g)	9,000	7,201,350
	Miami-Dade County, Florida, School Board, COP, Refunding,
	Series B, 5.25%, 5/01/31 (k)	3,700	3,385,685
	Miami-Dade County, Florida, School Board, COP, Refunding,
	Series B, 5%, 5/01/33 (k)	7,500	6,518,775
	Miami-Dade County, Florida, Special Obligation Revenue Bonds,
	Sub-Series A, 5.25%, 10/01/38 (b)(g)	25,520	3,172,646
	Miami, Florida, Special Obligation Revenue Bonds (Street and
	Sidewalk Improvement Program), 5%, 1/01/37 (g)	1,000	837,740
			38,391,053
Georgia - 3.2%	Atlanta, Georgia, Water and Wastewater Revenue Bonds, 5%,
	11/01/34 (a)	7,000	6,050,450
	Atlanta, Georgia, Water and Wastewater Revenue Bonds, 5%,
	11/01/37 (a)	4,475	3,820,486
			9,870,936
Illinois - 4.4%	Chicago, Illinois, Motor Fuel Tax Revenue Bonds, Series A, 5%,
	1/01/38 (k)	4,900	4,345,712
	Chicago, Illinois, Special Transportation Revenue Bonds, 5.25%,
	1/01/27 (c)(d)	4,700	4,729,046
	Illinois Municipal Electric Agency, Power Supply Revenue Bonds,
	Series A, 5.25%, 2/01/27 (f)(g)	5,000	4,588,000
			13,662,758
Louisiana - 4.0%	Louisiana State Gas and Fuels Tax Revenue Bonds, Series A, 5%,
	5/01/35 (f)(g)	4,685	4,140,931
	Louisiana State Gas and Fuels Tax Revenue Bonds, Series A,
	4.75%, 5/01/39 (a)	9,950	8,043,182
			12,184,113

BlackRock Insured Municipal Income Trust
Schedule of Investments November 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
Michigan - 6.1%	Detroit, Michigan, Sewage Disposal System, Second Lien Revenue
	Bonds, Series A, 5.50%, 7/01/36 (f)(l)	$3,000	$2,904,750
	Detroit, Michigan, Sewage Disposal System, Second Lien Revenue
	Bonds, Series B, 5%, 7/01/33 (f)(g)	4,000	3,420,440
	Detroit, Michigan, Sewage Disposal System, Second Lien Revenue
	Bonds, Series B, 5%, 7/01/36 (f)(g)	7,000	5,871,880
	Detroit, Michigan, Sewage Disposal System, Second Lien Revenue
	Refunding Bonds, Series E, 5.75%, 7/01/31 (f)(l)	3,000	3,030,660
	Detroit, Michigan, Water Supply System Revenue Bonds, Senior
	Lien, Series A, 5%, 7/01/30 (f)(g)	1,000	865,660
	Detroit, Michigan, Water Supply System Revenue Bonds, Senior
	Lien, Series A, 5%, 7/01/34 (g)	3,000	2,547,660
			18,641,050
Nevada - 7.5%	Reno, Nevada, Sales and Room Tax Revenue Refunding Bonds
	(ReTrac-Reno Transportation Rail Access Corridor Project), Senior
	Lien, 5.125%, 6/01/12 (c)(d)	5,000	5,439,300
	Truckee Meadows, Nevada, Water Authority, Water Revenue
	Bonds, Series A, 5%, 7/01/11 (a)(d)	10,000	10,711,900
	Truckee Meadows, Nevada, Water Authority, Water Revenue
	Bonds, Series A, 5.125%, 7/01/11 (a)(d)	6,500	6,983,080
			23,134,280
New York - 3.7%	Metropolitan Transportation Authority, New York, Revenue
	Bonds, Series A, 5%, 11/15/31 (a)	3,950	3,593,552
	New York City, New York, GO, VRDN, Sub-Series A-6, 1.50%,
	11/01/26 (a) (m)(n)	6,500	6,500,000
	New York State Dormitory Authority, State Personal Income Tax Revenue
	Bonds (Education), Series B, 5.75%, 3/15/36	1,300	1,311,947
			11,405,499
Pennsylvania - 1.8%	Philadelphia, Pennsylvania, Gas Works Revenue Bonds, 3rd
	Series, 5.125%, 8/01/11 (a)(d)	5,200	5,597,072
South Carolina - 5.9%	South Carolina State Public Service Authority, Revenue Refunding
	Bonds, Series A, 5.50%, 1/01/38	600	579,714
	South Carolina Transportation Infrastructure Bank Revenue
	Bonds, Junior Lien, Series B, 5.125%, 10/01/11 (c)(d)	10,000	10,804,000
	South Carolina Transportation Infrastructure Bank Revenue
	Bonds, Series A, 5%, 10/01/33 (c)	7,750	6,621,988
			18,005,702
Tennessee - 5.9%	Knox County, Tennessee, Health, Educational and Housing
	Facilities Board, Hospital Facilities Revenue Refunding Bonds
	(Covenant Health), Series A, 5.84%, 1/01/22 (a)(b)	11,705	5,323,317
	Knox County, Tennessee, Health, Educational and Housing
	Facilities Board, Hospital Facilities Revenue Refunding Bonds
	(Covenant Health), Series A, 5.88%, 1/01/23 (a)(b)	9,260	3,916,887
	Knox County, Tennessee, Health, Educational and Housing
	Facilities Board, Hospital Facilities Revenue Refunding Bonds
	(Covenant Health), Series A, 5.90%, 1/01/24 (a)(b)	8,500	3,352,825

BlackRock Insured Municipal Income Trust
Schedule of Investments November 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
	Knox County, Tennessee, Health, Educational and Housing
	Facilities Board, Hospital Facilities Revenue Refunding Bonds
	(Covenant Health), Series A, 5.91%, 1/01/25 (a)(b)	$6,850	$2,520,731
	Knox County, Tennessee, Health, Educational and Housing
	Facilities Board, Hospital Facilities Revenue Refunding Bonds
	(Covenant Health), Series A, 5.93%, 1/01/26 (a)(b)	5,000	1,642,600
	Knox County, Tennessee, Health, Educational and Housing
	Facilities Board, Hospital Facilities Revenue Refunding Bonds
	(Covenant Health), Series A, 5.07%, 1/01/41 (b)	10,000	779,800
	Tennessee Energy Acquisition Corporation, Gas Revenue Bonds,
	Series A, 5.25%, 9/01/26	650	441,435
			17,977,595
Texas - 31.3%	Coppell, Texas, Independent School District, GO, Refunding,
	5.64%, 8/15/30 (b)	10,030	2,703,988
	Harris County-Houston Sports Authority, Texas, Revenue Refunding
	Bonds, Junior Lien, Series H, 5.811%, 11/15/38 (b)(g)	5,785	572,541
	Harris County-Houston Sports Authority, Texas, Revenue Refunding
	Bonds, Junior Lien, Series H, 5.826%, 11/15/39 (b)(g)	6,160	562,654
	Harris County-Houston Sports Authority, Texas, Revenue Refunding
	Bonds, Third Lien, Series A-3, 5.98%, 11/15/38 (b)(g)	26,890	2,653,505
	Harris County-Houston Sports Authority, Texas, Revenue Refunding
	Bonds, Third Lien, Series A-3, 5.99%, 11/15/39 (b)(g)	27,675	2,520,362
	Harris County, Texas, GO, Refunding, 5.49%, 8/15/25 (b)(g)	7,485	2,869,225
	Harris County, Texas, GO, Refunding, 5.20%, 8/15/28 (b)(g)	10,915	3,396,639
	Harris County, Texas, Toll Road Revenue Refunding Bonds, Senior
	Lien, 5%, 8/15/30 (a)	5,510	5,136,422
	Houston, Texas, Combined Utility System, First Lien Revenue
	Refunding Bonds, 5%, 11/15/35 (a)	6,850	6,150,135
	Lewisville, Texas, Independent School District, Capital Appreciation and
	School Building, GO, Refunding, 4.67%, 8/15/24 (b)(f)(g)	5,315	1,977,180
	Mansfield, Texas, Independent School District, GO, 5%, 2/15/33	2,980	2,789,220
	North Texas Tollway Authority, System Revenue Refunding
	Bonds, CABS, First Tier, 5.30%, 1/01/29 (b)(k)	5,000	1,289,500
	North Texas Tollway Authority, System Revenue Refunding
	Bonds, CABS, First Tier, 5.42%, 1/01/30 (b)(k)	1,750	417,603
	North Texas Tollway Authority, System Revenue Refunding
	Bonds, First Tier, 5.75%, 1/01/40 (g)	23,050	21,446,873
	North Texas Tollway Authority, System Revenue Refunding
	Bonds, First Tier, Series A, 6%, 1/01/25	750	717,180
	San Antonio, Texas, Water System Revenue Refunding Bonds,
	5.125%, 5/15/29 (f)(g)	9,250	8,665,123
	San Antonio, Texas, Water System Revenue Refunding Bonds,
	5.125%, 5/15/34 (f)(g)	10,000	9,095,000
	Texas State Turnpike Authority, Central Texas Turnpike System Revenue
	Bonds, First Tier, Series A, 5%, 8/15/42 (c)	28,645	22,983,029
			95,946,179

BlackRock Insured Municipal Income Trust
Schedule of Investments November 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
Virginia - 0.2%	Chesterfield County, Virginia, IDA, PCR (Virginia Electric and
	Power Company), Series A, 5.875%, 6/01/17	$500	$501,095
Washington - 10.2%	Central Washington University, System Revenue Bonds, 5%,
	5/01/34 (f)(g)	9,000	7,606,260
	Chelan County, Washington, Public Utility District Number 001,
	Consolidated Revenue Bonds (Chelan Hydro System), AMT, Series C,
	5.125%, 7/01/33 (c)	3,655	3,365,085
	King County, Washington, Sewer Revenue Refunding Bonds, 5%,
	1/01/36 (a)	2,200	1,980,264
	Port of Seattle, Washington, Revenue Bonds, Series A, 5%,
	4/01/31 (f)(g)	4,500	3,756,195
	Washington State, GO, Series 02-A, 5%, 7/01/25 (a)	6,380	6,245,956
	Washington State Health Care Facilities Authority Revenue Bonds
	(MultiCare Health System), Series C, 5.50%, 8/15/43 (k)	6,900	6,284,658
	Washington State Health Care Facilities Authority, Revenue
	Refunding Bonds (MultiCare Health System), Series A, 5.50%,
	8/15/38 (a)	2,250	2,020,343
			31,258,761
	Total Municipal Bonds - 136.5%		418,469,069
	Municipal Bonds Transferred to
	Tender Option Bond Trusts (o)
California - 4.1%	San Diego County, California, Water Authority, Water Revenue
	Refunding Bonds, COP, Series A, 5%, 5/01/33 (a)	4,870	4,294,999
	University of California Revenue Bonds, Series C, 4.75%, 5/15/37 (g)	10,000	8,351,100
			12,646,099
Illinois - 7.3%	Metropolitan Pier and Exposition Authority, Illinois, Dedicated State
	Tax Revenue Bonds (McCormick Place Expansion), Series A, 5%,
	12/15/28 (g)	24,010	22,259,671
Massachusetts - 4.0%	Massachusetts State School Building Authority, Dedicated Sales Tax
	Revenue Bonds, Series A, 5%, 8/15/30 (a)	12,987	12,310,731
New York - 3.5%	Erie County, New York, IDA, School Facility Revenue Bonds
	(City of Buffalo Project), Series A, 5.75%, 5/01/28 (a)	4,494	4,509,051
	Metropolitan Transportation Authority, New York, Dedicated Tax Fund
	Revenue Bonds, Series A, 5%, 11/15/31 (g)	7,002	6,049,323
			10,558,374
Texas - 3.0%	Northside, Texas, Independent School District, GO, 5.125%, 6/15/29	9,500	9,211,846
Utah - 1.5%	Utah Transit Authority, Sales Tax Revenue Bonds,
	Series A, 5%, 6/15/36 (a)	5,000	4,640,600
Washington - 1.0%	Central Puget Sound Regional Transportation Authority,
	Washington, Sales and Use Tax Revenue Bonds, Series A, 5%,
	11/01/32 (a)	3,494	3,202,359
	Total Municipal Bonds Transferred to
	Tender Option Bond Trusts - 24.4%		74,829,680
	Total Long-Term Investments (Cost - $547,903,920) - 160.9%		493,298,749

BlackRock Insured Municipal Income Trust
Schedule of Investments November 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
Short-Term Securities	Shares	Value
Merrill Lynch Institutional Tax-Exempt Fund, 1.63% (p)(q)	4,700,000	$4,700,000
Total Short-Term Securities (Cost - $4,700,000) - 1.5%		4,700,000
Total Investments (Cost - $552,603,920*) - 162.4%		497,998,749
Other Assets Less Liabilities - 1.6%		4,825,384
Liability for Trust Certificates, Including Interest
Expense and Fees Payable - (15.1)%		(46,202,983)
Preferred Shares, at Redemption Value - (48.9)%		(149,975,133)
Net Assets Applicable to Common Shares - 100.0%		$306,646,017

*	The cost and unrealized appreciation (depreciation) of investments as of November 30, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$502,647,385
Gross unrealized appreciation	$9,434,464
Gross unrealized depreciation	(59,836,109)
Net unrealized depreciation	$(50,401,645)

(a)	FSA Insured.
(b)	Represents a zero-coupon bond. Rate shown reflects the effective yield at the time of purchase.
(c)	AMBAC Insured.
(d)	U.S. government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(e)	Represents a step bond. Rate shown is as of report date.
(f)	FGIC Insured.
(g)	MBIA Insured.
(h)	FNMA Collateralized. (i) FHLMC Collateralized.
(j)	GNMA Collateralized.
(k)	Assured Guaranty Insured.
(l)	BHAC Insured.
(m)	Security may have a maturity of more than one year at the time of issuance, but has variable rate and demand features that qualify it as a short-term security.
(n)	Variable rate security. Rate shown is as of report date. Maturity shown is the final maturity date.
(o)	Securities represent bonds transferred to a tender option bond trust in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction.
(p)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:
	Net
Affiliate	Activity	Income
Merrill Lynch Institutional Tax-Exempt Fund	538,936	$40,174

(q)	Represents the current yield as of report date.

BlackRock Insured Municipal Income Trust
Schedule of Investments November 30, 2008 (Unaudited)

•	Effective September 1, 2008, the Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 - price quotations in active markets/exchanges for identical securities

	•	Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

	•	Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Trust's own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust's policy regarding valuation of investments and other significant accounting policies, please refer to the Trust's most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of November 30, 2008 in determining the fair valuation of the Trust's investments:

Valuation	Investments in
Inputs	Securities
Level 1	$4,700,000
Level 2	493,298,749
Level 3	-
Total	$497,998,749

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Insured Municipal Income Trust

	By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock Insured Municipal Income Trust

Date: January 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Insured Municipal Income Trust

Date: January 20, 2009

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Insured Municipal Income Trust

Date: January 20, 2009